Net income per ordinary share (Tables)	12 Months Ended
Dec. 31, 2024
Net income per ordinary share
Schedule of basic and diluted net income per ordinary share

	For the year ended
	December 31,
	2022	December 31,	December 31,
	(As adjusted)	2023	2024
	RMB	RMB	RMB
Numerator:
Net income attributable to RLX Technology Inc.	1,441,219	534,328	551,837
Numerator for basic and diluted net income per ordinary share	1,441,219	534,328	551,837
Denominator:
Weighted average number of ordinary shares	1,319,732,802	1,311,401,901	1,232,148,531
Denominator used for net income per ordinary share - basic	1,319,732,802	1,311,401,901	1,232,148,531
Adjustments for dilutive options and RSUs	8,411,290	29,043,752	56,763,252
Denominator for net income per ordinary share - diluted	1,328,144,092	1,340,445,653	1,288,911,783
Net income per ordinary share
- Basic	1.092	0.407	0.448
- Diluted	1.085	0.399	0.428